Pension Plans (Summary of Projected Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 18,503	¥ 17,856
Fair value of plan assets	2,854	2,563
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	8,004	7,307
Fair value of plan assets	¥ 6,151	¥ 5,630